Cryptocurrency - Additional Information (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2024 CNY (¥)
Cryptocurrencies [Abstract]
Realized gains loss on bitcoins	¥ 177,000
UnRealized Gains Loss On Bitcoins	¥ 1,815,000